                               ING INVESTORS TRUST

                   ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO
                  ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO
                    ING CAPITAL GUARDIAN SMALL CAP PORTFOLIO
                         (COLLECTIVELY, THE "PORTFOLIOS)

                        Supplement Dated January 6, 2005
          To the Adviser Class, Institutional Class, and Service Class
                   Statement of Additional Information ("SAI")
                              Dated April 30, 2004

Effective January 1, 2005, Directed Services, Inc., the Portfolios' investment adviser, has lowered the management fee (also known as unified fee) for ING Capital Guardian Managed Global Portfolio and the sub-advisory fees (also know as portfolio management fees) for ING Capital Guardian Managed Global Portfolio, ING Capital Guardian Small Cap Portfolio and ING Goldman Sachs Tollkeeper(SM) Portfolio. In addition, effective January 1, 2005, Directed Services, Inc. is effecting expense limits for ING Goldman Sachs Tollkeeper(SM) Portfolio's Adviser Class, Institutional Class and Service Class shares of 1.55%, 1.15% and 1.40%, respectively. The SAI is hereby amended as follows:

1. The information relating to ING Capital Guardian Managed Global Portfolio in the table under the heading "Management Agreement" beginning on page 84 of the SAI is deleted and replaced with the following:

                                                    1.00% on the first $250 million;
     Capital Guardian Managed Global                0.90% on the next $250 million; and
                                                    0.80% on assets in excess of $500 million.

2. The information relating to ING Goldman Sachs Tollkeeper(SM), ING Capital Guardian Managed Global, and ING Capital Guardian Small Cap Portfolios in the table under the heading "Portfolio Managers" beginning on page 90 of the SAI is deleted and replaced with the following:

             PORTFOLIO MANAGER                  PORTFOLIO                      PORTFOLIO MANAGEMENT FEE
     ----------------------------------------------------------------------------------------------------------
     Goldman Sachs Asset              Goldman Sachs Tollkeeper(SM)       0.55% on the first $100 million; and
     Management, L.P. ***                                                0.50% on assets over $100 million

     Capital Guardian Trust Company   Capital Guardian Managed Global    0.60% on the first $125 million;
                                                                         0.50% on the next $125 million;
                                                                         0.45% on the next $150 million; and
                                                                         0.40% on assets over $400 million.

                                                                         0.60% on the first $125 million;
                                      Capital Guardian Small Cap         0.50% on the next $125 million;
                                                                         0.40% on the next $150 million; and
                                                                         0.35% on assets over $400 million.

3. The following section entitled "Expense Limitation Agreement" is added following the section entitled "Portfolio Managers" on page 96 of the SAI:

     EXPENSE LIMITATION AGREEMENT

          The Manager has entered into an expense limitation agreement with the Portfolio listed below pursuant to which the Manager has agreed to waive or limit its fees. In connection with this agreement, the Manager will assume other expenses so that the total annual ordinary operating expenses of the Portfolio listed below (which excludes interest, taxes, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Portfolio's business, and expenses of any counsel or other persons or services retained by the Portfolio's Trustees who are not "interested persons" (as defined in the 1940 Act) of the Manager) do not exceed the limits set forth below of the Portfolio's average daily net assets, subject to possible recoupment by the Manager within three years.

                         PORTFOLIO                            CLASS A              CLASS I              CLASS S
     -------------------------------------------------------------------------------------------------------------
          ING Goldman Sachs Tollkeeper(SM) Portfolio           1.55%                1.15%                1.40%

         The expense limitation agreement provides that the expense limitation shall continue until May 1, 2006. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Manager provides written notice of termination of the agreement to a lead Independent Trustee of the Registrant within ninety (90) days prior to the end of the then-current term or upon termination of the Agreement. The expense limitation agreement may also be terminated by the Portfolio, without payment of any penalty, upon ninety (90) days' prior written notice to the Manager at its principal place of business.

         Effective January 1, 2005, pursuant to a side agreement, the Manager has agreed to waive voluntarily its rights to recoup any management fees waived or reduced and any such payments made for the period from January 1, 2005 through and including December 31, 2005. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if the Manager elects to renew it.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               ING INVESTORS TRUST

                   ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO
                  ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO
                    ING CAPITAL GUARDIAN SMALL CAP PORTFOLIO
                        (COLLECTIVELY, THE "PORTFOLIOS")

                        Supplement Dated January 6, 2005
                             to the Retirement Class
                   Statement of Additional Information ("SAI")
                              Dated April 30, 2004

Effective January 1, 2005, Directed Services, Inc., the Portfolios' investment adviser, has lowered the management fee (also known as unified fee) for ING Capital Guardian Managed Global Portfolio and the sub-advisory fees (also known as portfolio management fees) for ING Capital Guardian Managed Global Portfolio, ING Capital Guardian Small Cap Portfolio and ING Goldman Sachs Tollkeeper(SM) Portfolio. In addition, effective January 1, 2005, Directed Services, Inc. is effecting expense limits for ING Goldman Sachs Tollkeeper(SM) Portfolio's Retirement Class shares of 1.75%. The SAI is hereby revised as follows:

1. The information relating to ING Capital Guardian Managed Global Portfolio in the table under the heading "Management Agreement" beginning on page 79 of the SAI is deleted and replaced with the following:

                                                            1.00% on the first $250 million;
     Capital Guardian Managed Global                        0.90% on the next $250 million; and
                                                            0.80% on assets in excess of $500 million.

2. The information relating to ING Goldman Sachs Tollkeeper(SM) Portfolio, ING Capital Guardian Managed Global Portfolio and ING Capital Guardian Small Cap Portfolio in the table under the heading "Portfolio Managers" beginning on page 85 of the SAI is deleted and replaced with the following:

        PORTFOLIO MANAGER                       PORTFOLIO                       PORTFOLIO MANAGEMENT FEE
     ----------------------------------------------------------------------------------------------------------
     Goldman Sachs Asset Management,   Goldman Sachs Tollkeeper(SM)       0.55% on the first $100 million; and
     L.P. ***                                                             0.50% on assets over $100 million

     Capital Guardian Trust Company    Capital Guardian Managed Global    0.60% on the first $125 million;
                                                                          0.50% on the next $125 million;
                                                                          0.45% on the next $150 million; and
                                                                          0.40% on assets over $400 million.

                                                                          0.60% on the first $125 million;
                                       Capital Guardian Small Cap         0.50% on the next $125 million;
                                                                          0.40% on the next $150 million; and
                                                                          0.35% on assets over $400 million.

3. The following section entitled "Expense Limitation Agreement" is added following the section entitled "Portfolio Manager" on page 92 of the SAI:

     EXPENSE LIMITATION AGREEMENT

          The Manager has entered into an expense limitation agreement with the Portfolio listed below pursuant to which the Manager has agreed to waive or limit its fees. In connection with this agreement, the Manager will assume other expenses so that the total annual ordinary operating expenses of the Portfolio listed below (which excludes interest, taxes, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Portfolio's business, and expenses of any counsel or other persons or services retained by the Portfolio's Trustees who are not "interested persons" (as defined in the 1940 Act) of the Manager) do not exceed the limits set forth below of the Portfolio's average daily net assets, subject to possible recoupment by the Manager within three years.

                                    PORTFOLIO                           CLASS R
               -------------------------------------------------------------------
               ING Goldman Sachs Tollkeeper(SM) Portfolio                1.75%

         The expense limitation agreement provides that the expense limitation shall continue until May 1, 2006. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Manager provides written notice of termination of the agreement to a lead Independent Trustee of the Registrant within ninety (90) days prior to the end of the then-current term or upon termination of the Agreement. The expense limitation agreement may also be terminated by the Portfolio, without payment of any penalty, upon ninety (90) days' prior written notice to the Manager at its principal place of business.

         Effective January 1, 2005, pursuant to a side agreement, the Manager has agreed to waive voluntarily its rights to recoup any management fees waived or reduced and any such payments made for the period from January 1, 2005 through and including December 31, 2005. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if the Manager elects to renew it.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               ING INVESTORS TRUST

                  ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO
                   ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO
                        (COLLECTIVELY, THE "PORTFOLIOS")

                        Supplement Dated January 6, 2005
              to the Adviser Class, Institutional Class, Retirement
                      Class, and Service Class Prospectuses
                              Dated April 30, 2004

Effective January 1, 2005, Directed Services, Inc., the Portfolios' investment adviser, has lowered the management fee (also known as a unified fee) for ING Capital Guardian Managed Global Portfolio. In addition, effective January 1, 2005, Directed Services, Inc. is effecting expense limits for ING Goldman Sachs Tollkeeper(SM) Portfolio's Adviser Class, Institutional Class, Retirement Class and Service Class shares of 1.55%, 1.15%, 1.75% and 1.40%, respectively. The Prospectuses are hereby revised as follows:

ADVISER CLASS ("CLASS A") PROSPECTUS

1. The information relating to ING Capital Guardian Managed Global Portfolio and ING Goldman Sachs Tollkeeper(SM) Portfolio in the table under the heading "Class A Shares Annual Portfolio Operating Expenses" on page 68 of the Class A Prospectus is deleted and replaced with the following:

                                                                                          TOTAL            FEE          TOTAL NET
                     MANAGEMENT        DISTRIBUTION       SHAREHOLDER       OTHER       OPERATING     WAIVER/EXPENSE    OPERATING
                        FEE           (12b-1) FEE (2)     SERVICES FEE   EXPENSES (3)    EXPENSES    REIMBURSEMENT (2)   EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
ING Capital
Guardian Managed
Global Portfolio      0.99% (1)          0.25%              0.25%          0.01%         1.50%          0.10%             1.40% (4)

ING Goldman
Sachs
Tollkeeper(SM)        1.35% (1)          0.25%              0.25%          0.01%         1.86%          0.31% (5)         1.55%
Portfolio

2. The following sentence is added to the end of footnote (1) of the table under the heading "Class A Shares Annual Portfolio Operating Expenses" on page 68 of the Class A Prospectus.

     Effective January 1, 2005, the management fee structure for ING Capital Guardian Managed Global Portfolio was revised.

3. The following footnote is added to the table under the heading "Class A Shares Annual Portfolio Operating Expenses" beginning on page 68 of the Class A Prospectus:

     (5) Directed Services, Inc. ("DSI") has entered into a written expense limitation agreement with ING Goldman Sachs Tollkeeper(SM) Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses. The amount of the Portfolio's expenses proposed to be waived during the current fiscal year is shown under the heading "Fee Waiver/Expense Reimbursement." This amount also includes the 0.10% distribution (12b-1) fee waiver which footnote (2) explains in more detail. The expense limit will continue through at least May 1, 2006. The expense limitation agreement is contractual and shall renew automatically for a one-year term unless DSI provides written notice of a termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the management agreement. In addition, effective January 1, 2005, pursuant to a side agreement, DSI has agreed to waive voluntarily its rights to recoup any fees waived or reduced and any such payments made for the period from January 1, 2005 through and including December 31, 2005. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if DSI elects to renew it.

4. The information relating to ING Capital Guardian Managed Global Portfolio and ING Goldman Sachs Tollkeeper(SM) Portfolio in the table under the heading "Example" on page 69 of the Prospectus is deleted and replaced with the following:

                                                                   1 YEAR        3 YEARS      5 YEARS     10 YEARS
     -------------------------------------------------------------------------------------------------------------
     ING Capital Guardian Managed Global Portfolio                 $  143        $   464      $   809     $  1,782

     ING Goldman Sachs Tollkeeper(SM) Portfolio                    $  158        $   555      $   977     $  2,155

INSTITUTIONAL CLASS ("CLASS I") PROSPECTUS

1. The information relating to ING Capital Guardian Managed Global Portfolio and ING Goldman Sachs Tollkeeper(SM) Portfolio in the table under the heading "Class I Shares Annual Portfolio Operating Expenses" on page 68 of the Class I Prospectus is deleted and replaced with the following:

                                                                        TOTAL           FEE              TOTAL NET
                     MANAGEMENT      DISTRIBUTION       OTHER         OPERATING     WAIVER/EXPENSE       OPERATING
                        FEE          (12b-1) FEE     EXPENSES (2)     EXPENSES      REIMBURSEMENT        EXPENSES
------------------------------------------------------------------------------------------------------------------
ING Capital
Guardian Managed
Global Portfolio       0.99% (1)        0.00%           0.01%           1.00%            --               1.00% (3)

ING Goldman
Sachs
Tollkeeper(SM)
Portfolio              1.35% (1)        0.00%           0.01%           1.36%          0.21%(4)           1.15%

2. The following sentence is added to the end of footnote (1) of the table under the heading "Class I Shares Annual Portfolio Operating Expenses" on page 68 of the Class I Prospectus.

     Effective January 1, 2005, the management fee structure for ING Capital Guardian Managed Global Portfolio was revised.

3. The following footnote is added to the table under the heading "Class I Shares Annual Portfolio Operating Expenses" beginning on page 68 of the Class I Prospectus:

     (4) Directed Services, Inc. ("DSI") has entered into a written expense limitation agreement with ING Goldman Sachs Tollkeeper(SM) Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses. The amount of the Portfolio's expenses proposed to be waived during the current fiscal year is shown under the heading "Fee Waiver/Expense Reimbursement." The expense limit will continue through at least May 1, 2006. The expense limitation agreement is contractual and shall renew automatically for a one-year term unless DSI provides written notice of a termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the management agreement. In addition, effective January 1, 2005, pursuant to a side agreement, DSI has agreed to waive voluntarily its rights to recoup any fees waived or reduced and any such payments made for the period from January 1, 2005 through and including December 31, 2005. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if DSI elects to renew it.

4. The information relating to ING Capital Guardian Managed Global Portfolio and ING Goldman Sachs Tollkeeper(SM) Portfolio in the table under the heading "Example" on page 69 of the Prospectus is deleted and replaced with the following:

                                                                   1 YEAR        3 YEARS      5 YEARS     10 YEARS
     -------------------------------------------------------------------------------------------------------------
     ING Capital Guardian Managed Global Portfolio                 $  102        $   318      $   552     $  1,225

     ING Goldman Sachs Tollkeeper(SM) Portfolio (1)                $  117        $   410      $   725     $  1,617

5. The following footnote is added to the bottom of the table under the heading "Example" on page 69 of the Prospectus:

     (1) The Example numbers reflect the contractual fee waiver for the one-year period and the first year of the three-, five-, and ten-year periods.

RETIREMENT CLASS ("CLASS R") PROSPECTUS

1. The information relating to ING Capital Guardian Managed Global Portfolio and ING Goldman Sachs Tollkeeper(SM) Portfolio in the table under the heading "Class R Annual Portfolio Operating Expenses" on page 71 of the Class R Prospectus is deleted and replaced with the following:

                                                                                                      FEE
                                                                                       TOTAL     WAIVER/EXPENSE   TOTAL NET
                      MANAGEMENT     SHAREHOLDER     DISTRIBUTION        OTHER       OPERATING   REIMBURSEMENT    OPERATING
                         FEE         SERVICE FEE    (12b-1) FEE (2)   EXPENSES (3)    EXPENSES         (2)         EXPENSES
---------------------------------------------------------------------------------------------------------------------------
ING Capital
Guardian Managed
Global Portfolio       0.99% (1)        0.25%           0.50%           0.01%          1.75%         0.15%         1.60% (4)

ING Goldman
Sachs
Tollkeeper(SM)
Portfolio              1.35% (1)        0.25%           0.50%           0.01%          2.11%         0.36% (5)     1.75%

2. The following sentence is added to the end of footnote (1) of the table under the heading "Class R Annual Portfolio Operating Expenses" on page 71 of the Class R Prospectus.

     Effective January 1, 2005, the management fee structure for ING Capital Guardian Managed Global Portfolio was revised.

3. The following footnote is added to the table under the heading "Class R Annual Portfolio Operating Expenses" beginning on page 71 of the Class R
     Prospectus:

     (5) Directed Services, Inc. ("DSI") has entered into a written expense limitation agreement with ING Goldman Sachs Tollkeeper(SM) Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses. The amount of the Portfolio's expenses proposed to be waived during the current fiscal year is shown under the heading "Fee Waiver/Expense Reimbursement." This amount also includes the 0.15% distribution (12b-1) fee waiver which footnote (2) explains in more detail. The expense limit will continue through at least May 1, 2006. The expense limitation agreement is contractual and shall renew automatically for a one-year term unless DSI provides written notice of a termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the management agreement. In addition, effective January 1, 2005, pursuant to a side agreement, DSI has agreed to waive voluntarily its rights to recoup any fees waived or reduced and any such payments made for the period from January 1, 2005 through and including December 31, 2005. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if DSI elects to renew it.

4. The information relating to ING Capital Guardian Managed Global Portfolio and ING Goldman Sachs Tollkeeper(SM) Portfolio in the table under the heading "Example" on page 72 of the Prospectus is deleted and replaced with the following:

                                                                   1 YEAR        3 YEARS      5 YEARS     10 YEARS
     -------------------------------------------------------------------------------------------------------------
     ING Capital Guardian Managed Global Portfolio                 $  163        $   536      $   935     $  2,050

     ING Goldman Sachs Tollkeeper(SM) Portfolio                    $  178        $   626      $ 1,101     $  2,413

SERVICE CLASS ("CLASS S") PROSPECTUS

1. The information relating to ING Capital Guardian Managed Global Portfolio and ING Goldman Sachs Tollkeeper(SM) Portfolio in the table under the heading "Class S Shares Annual Portfolio Operating Expenses" on page 67 of the Class S Prospectus is deleted and replaced with the following:

                                                                                       TOTAL           FEE        TOTAL NET
                      MANAGEMENT    DISTRIBUTION     SHAREHOLDER        OTHER        OPERATING    WAIVER/EXPENSE  OPERATING
                         FEE         (12b-1) FEE     SERVICE FEE     EXPENSES (2)    EXPENSES      REIMBURSEMENT  EXPENSES
---------------------------------------------------------------------------------------------------------------------------
ING Capital
Guardian Managed
Global Portfolio       0.99% (1)        0.00%           0.25%           0.01%          1.25%           --         1.25% (3)

ING Goldman
Sachs
Tollkeeper(SM)
Portfolio              1.35% (1)        0.00%           0.25%           0.01%          1.61%         0.21% (4)    1.40%

2. The following sentence is added to the end of footnote (1) of the table under the heading "Class S Shares Annual Portfolio Operating Expenses" on page 67 of the Class S Prospectus.

     Effective January 1, 2005, the management fee structure for ING Capital Guardian Managed Global Portfolio was revised.

3. The following footnote is added to the table under the heading "Class S Shares Annual Portfolio Operating Expenses" beginning on page 67 of the Class S Prospectus:

     (4) Directed Services, Inc. ("DSI") has entered into a written expense limitation agreement with ING Goldman Sachs Tollkeeper(SM) Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses. The amount of the Portfolio's expenses proposed to be waived during the current fiscal year is shown under the heading "Fee Waiver/Expense Reimbursement." The expense limit will continue through at least May 1, 2006. The expense limitation agreement is contractual and shall renew automatically for a one-year term unless DSI provides written notice of a termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the management agreement. In addition, effective January 1, 2005, pursuant to a side agreement, DSI has agreed to waive voluntarily its rights to recoup any fees waived or reduced and any such payments made for the period from January 1, 2005 through and including December 31, 2005. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if DSI elects to renew it.

4. The information relating to ING Capital Guardian Managed Global Portfolio and ING Goldman Sachs Tollkeeper(SM) Portfolio in the table under the heading "Example" on page 68 of the Prospectus is deleted and replaced with the following:

                                                                   1 YEAR       3 YEARS      5 YEARS      10 YEARS
     ----------------------------------------------------------------------------------------------------------------
     ING Capital Guardian Managed Global Portfolio                 $  127        $  397       $  686      $  1,511

     ING Goldman Sachs Tollkeeper(SM) Portfolio (1)                $  143        $  488       $  856      $  1,893

5. The following footnote is added to the bottom of the table under the heading "Example" on page 68 of the Prospectus:

     (1) The Example numbers reflect the contractual fee waiver for the one-year period and the first year of the three-, five-, and ten-year periods.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.